STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Issuance of common stock to founders, Shares
Summary warrant activity

A summary of the Company’s warrant activity for the three months ended March 31, 2015 is presented below:

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding, December 31, 2014	16,375,270	$0.40
Granted	13,334,536	0.15
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2015	29,709,806	$0.21

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding, December 31, 2012	132,340	$43.00
Granted	12,470,514	0.30
Exercised	-	-
Expired	(12,387)	3.20
Outstanding, December 31, 2013	12,590,467	$0.55
Granted	4,022,936	0.30
Exercised	(179,633)	0.25
Expired	(58,500)	25.09
Outstanding, December 31, 2014	16,375,270	$0.40

Outstanding warrants to purchase its common stock

As of March 31, 2015, the Company had the following outstanding warrants to purchase shares of its Common Stock:

Warrants Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (Yrs.)
61,453	$30.00	0.81
29,648,353	$0.15	4.24
29,709,806	$0.21	4.23

Warrants Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (Yrs.)
61,453	$30.00	1.06
2,858,610	$0.25	3.57
13,455,207	$0.30	3.96
16,375,270	$0.40	3.88

Weighted average assumption
2014
Expected life	2.5 years
Estimated volatility	75.0%
Risk-free interest rate	0.66%
Dividends	-

Stock option activity

Stock option activity during the three months ended March 31, 2015 is summarized as follows:

	Options Outstanding	Weighted-Average Exercise Price
Options outstanding at December 31, 2014	12,379,593	$0.37
Exercised	-	-
Granted	-	-
Forfeited	-	-
Expired	-	-
Options outstanding at March 31, 2015	12,379,593	$0.37

	Number of Shares	Weighted-Average Exercise Price
Options outstanding at December 31, 2012	3,870,387	$0.69
Exercised	-	-
Granted	245,739	1.10
Forfeited	(122,868)	1.02
Expired	-	-
Options outstanding at December 31, 2013	3,993,258	$0.70
Exercised	-	-
Granted	8,859,131	0.34
Forfeited	(472,796)	0.52
Expired	-	-
Options outstanding at December 31, 2014	12,379,593	$0.37

Stock Option Outstanding

The following table summarizes information about the Company’s stock options outstanding as of March 31, 2015:

	Outstanding Options
		Weighted Average		Exercisable Options
		Remaining	Aggregate		Aggregate
Range of		Contractual Life	Intrinsic		Intrinsic
Exercise Prices	Number	(Years)	Value	Number	Value
$0.61	256,725	0.29	$-	-	$-
$1.02	122,870	0.47	-	122,870	$-
$0.25	2,348,173	8.85	-	1,121,429	$-
$0.38	9,651,825	6.63	-	2,219,814	$-
Totals	12,379,593	6.91	$-	3,464,113	$-

	Outstanding Options
		Weighted Average		Exercisable Options
		Remaining	Aggregate		Aggregate
Range of		Contractual Life	Intrinsic		Intrinsic
Exercise Prices	Number	(Years)	Value	Number	Value
$0.61	256,725	0.53	$-	-	$-
$1.02	122,870	0.72	-	122,870	$-
$0.25	2,348,173	9.10	-	637,752	$-
$0.38	9,651,825	6.63	-	2,219,814	$-
Totals	12,379,593	6.91	$-	2,980,436	$-